Changes in organization and acquisitions and disposals of subsidiaries and businesses	12 Months Ended
Dec. 31, 2020
Changes In Organisation And Disposals [Line Items]
Disclosure of changes in organisation and disposals [text block]

Note 29 Changes in organization and acquisitions and disposals of subsidiaries and businesses

Disposals of subsidiaries and businesses

Sale of a majority stake in Fondcenter AG

In the third quarter of 2020, UBS completed the sale of a 51.2% stake in Fondcenter AG to Clearstream, Deutsche Börse Group’s post-trade services provider, and deconsolidated the entity in accordance with IFRS 10, Consolidated Financial Statements. The sale resulted in a post-tax gain of USD 631 million, which was recognized in Other income. Fondcenter AG has been combined with Clearstream’s Fund Desk business to form Clearstream Fund Centre. UBS retains a 48.8% shareholding in the entity and accounts for this minority interest as an investment in an associate with a carrying amount of USD 399 million as of 31 December 2020.

Banking partnership with Banco do Brasil

In the third quarter of 2020, UBS completed the transaction with Banco do Brasil, establishing a strategic investment banking partnership in Brazil and selected countries in South America. The partnership was established by UBS issuing a 49.99% stake in UBS Brasil Serviços in exchange for exclusive access to Banco do Brasil’s corporate clients. This resulted in UBS recognizing an intangible asset of USD 147 million. UBS retains a controlling interest of 50.01% in UBS Brasil Serviços and continues to consolidate the entity. Upon completion, UBS Group’s equity attributable to non-controlling interests increased by USD 115 million, with no material effect on UBS Group’s equity attributable to shareholders.

Strategic partnership with Sumitomo Mitsui Trust Holdings

In 2019, UBS entered into a strategic wealth management partnership in Japan with Sumitomo Mitsui Trust Holdings, Inc. (SuMi Trust Holdings). In January 2020, the first phase was launched, with operations commencing in the newly established joint venture, UBS SuMi TRUST Wealth Advisory, which is owned equally by UBS Securities Japan and SuMi Trust Holdings and is accounted for as an investment in a joint venture by UBS. UBS and SuMi Trust Holdings have also started offering each other’s products and services to their respective current clients.

The second phase of the partnership is expected to launch in the second half of 2021 with the establishment of a new entity which will be 51% owned and controlled by UBS, requiring UBS to consolidate this entity. UBS does not expect a material effect on shareholders’ equity of the Group upon closing.

Sale of wealth management business in Austria in 2021

In December 2020, UBS signed an agreement to sell its domestic wealth management business in Austria to LGT. The agreement includes the transition of employees, client relationships, products and services of the wealth management business of UBS Austria. The transaction is subject to customary closing conditions and is expected to close in the third quarter of 2021. UBS expects to record a pre-tax gain of approximately USD 0.1 billion upon closing of the transaction.

UBS AG
Changes In Organisation And Disposals [Line Items]
Disclosure of changes in organisation and disposals [text block]

Note 29 Changes in organization and acquisitions and disposals of subsidiaries and businesses

Disposals of subsidiaries and businesses

Sale of a majority stake in Fondcenter AG

In the third quarter of 2020, UBS AG completed the sale of a 51.2% stake in Fondcenter AG to Clearstream, Deutsche Börse Group’s post-trade services provider, and deconsolidated the entity in accordance with IFRS 10, Consolidated Financial Statements. The sale resulted in a post-tax gain of USD 631 million, which was recognized in Other income. Fondcenter AG has been combined with Clearstream’s Fund Desk business to form Clearstream Fund Centre. UBS AG retains a 48.8% shareholding in the entity and accounts for this minority interest as an investment in an associate with a carrying amount of USD 399 million as of 31 December 2020.

Banking partnership with Banco do Brasil

In the third quarter of 2020, UBS AG completed the transaction with Banco do Brasil, establishing a strategic investment banking partnership in Brazil and selected countries in South America. The partnership was established by UBS AG issuing a 49.99% stake in UBS Brasil Serviços in exchange for exclusive access to Banco do Brasil’s corporate clients. This resulted in UBS AG recognizing an intangible asset of USD 147 million. UBS AG retains a controlling interest of 50.01% in UBS Brasil Serviços and continues to consolidate the entity. Upon completion, UBS AG’s equity attributable to non-controlling interests increased by USD 115 million, with no material effect on UBS AG’s equity attributable to shareholders.

Strategic partnership with Sumitomo Mitsui Trust Holdings

In 2019, UBS AG entered into a strategic wealth management partnership in Japan with Sumitomo Mitsui Trust Holdings, Inc. (SuMi Trust Holdings). In January 2020, the first phase was launched, with operations commencing in the newly established joint venture, UBS SuMi TRUST Wealth Advisory, which is owned equally by UBS Securities Japan and SuMi Trust Holdings and is accounted for as an investment in a joint venture by UBS AG. UBS AG and SuMi Trust Holdings have also started offering each other’s products and services to their respective current clients.

The second phase of the partnership is expected to launch in the second half of 2021 with the establishment of a new entity which will be 51% owned and controlled by UBS AG, requiring UBS AG to consolidate this entity. UBS AG does not expect a material effect on shareholders’ equity upon closing.

Sale of wealth management business in Austria in 2021

In December 2020, UBS AG signed an agreement to sell its domestic wealth management business in Austria to LGT. The agreement includes the transition of employees, client relationships, products and services of the wealth management business of UBS Austria. The transaction is subject to customary closing conditions and is expected to close in the third quarter of 2021. UBS AG expects to record a pre-tax gain of approximately USD 0.1 billion upon closing of the transaction.